Other Disclosures - Adjustments to Cash Flows Statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to Cash Flow Statement
Depreciation, amortization and impairment	kr 362	kr 248	kr 259
Share-based compensation expenses	439	310	200
Other		(32)
Total adjustments for non-cash transactions	801	526	459
Receivables	(2,213)	(1,074)	306
Deferred income			513
Other payables	283	304	168
Total changes in working capital	kr (1,930)	kr (770)	kr 987